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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended June 30, 2000
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Callisto Capital Management, Inc.
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Address: 277 Park Avenue
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         27th floor
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         New York, NY 10172
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Danielle Danese
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Title: President
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Phone: (212) 350-5197
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Signature, Place, and Date of Signing:

/s/ Danielle Danese                New York, NY                 August 14, 2000
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[Signature]                        [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28- Not Applicable
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    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     27
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Form 13F Information Table Value Total:     $150,604
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No. Not applicable.

Form 13F File Number 28-
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Name Callisto Capital Management, Inc.
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[Repeat as necessary.]

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                        CALLISTO CAPITAL MANAGEMENT, INC.
                           FORM 13F INFORMATION TABLE
                               AS OF JUNE 30, 2000

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    COLUMN 1      COLUMN 2   COLUMN 3    COLUMN 4              COLUMN 5           COLUMN 6     COLUMN 7           COLUMN 8
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                                                                                                             VOTING AUTHORITY
     NAME OF      TITLE OF     CUSIP       VALUE      SHARES      SH/      PUT/   INVESTMENT    OTHER   --------------------------
     ISSUER        CLASS                 (X $1000)                PRN      CALL   DISCRETION   MANAGERS   SOLE     SHARED    NONE
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

      ABTL         Common    05275N106        $345    56,100     SH      N/A       Sole         N/A       56,100    N/A      N/A
       ALA         Common    013904305     $14,973   226,015     SH      N/A       Sole         N/A      226,015    N/A      N/A
      ALGX         Common    01747T102      $4,480    70,000     SH      N/A       Sole         N/A       70,000    N/A      N/A
      ANCC         Common    00941P106      $4,499   172,216     SH      N/A       Sole         N/A      172,216    N/A      N/A
      ANDW         Common    034425108     $11,076   330,000     SH      N/A       Sole         N/A      330,000    N/A      N/A
      AVID         Common    05367P100        $838    70,166     SH      N/A       Sole         N/A       70,166    N/A      N/A
      AVNT         Common    053487104      $2,465   131,895     SH      N/A       Sole         N/A      131,895    N/A      N/A
      AWEB         Common    053331104      $1,647   775,000     SH      N/A       Sole         N/A      775,000    N/A      N/A
      BCGI         Common    100582105        $399    28,900     SH      N/A       Sole         N/A        3,000    N/A      N/A
       CA          Common    204912109      $2,303    45,000     SH      N/A       Sole         N/A       45,000    N/A      N/A
      CAMP         Common    129900106      $7,979   174,400     SH      N/A       Sole         N/A      174,400    N/A      N/A
       CDN         Common    127387108      $2,492   122,304     SH      N/A       Sole         N/A      122,304    N/A      N/A
      COMS         Common    885535104     $11,081   192,510     SH      N/A       Sole         N/A      192,510    N/A      N/A
       CS          Common    126920107      $2,454    97,200     SH      N/A       Sole         N/A      283,052    N/A      N/A
      ESST         Common    269151106        $558    38,650     SH      N/A       Sole         N/A       38,650    N/A      N/A
      EWBX         Common    27032C108      $6,146   439,000     SH      N/A       Sole         N/A      439,000    N/A      N/A
      IDTI         Common    458118106      $7,640   127,339     SH      N/A       Sole         N/A      127,339    N/A      N/A
       IOM         Common    462030107      $3,058   764,600     SH      N/A       Sole         N/A      764,600    N/A      N/A
       IT          Common    366651107      $2,142   178,500     SH      N/A       Sole         N/A      178,500    N/A      N/A
      ITRI         Common    465741106      $3,565   432,100     SH      N/A       Sole         N/A      432,100    N/A      N/A
       MOT         Common    620076109      $7,566   260,331     SH      N/A       Sole         N/A      223,704    N/A      N/A
       NOK         Common    654902204     $20,422   408,948     SH      N/A       Sole         N/A      331,428    N/A      N/A
      PCLN         Common    741503106      $8,536   225,000     SH      N/A       Sole         N/A      225,000    N/A      N/A
 QPUZ July 30.0    Common    7415039G3      $4,188   500,000     SH      Call      Sole         N/A      500,000    N/A      N/A
      TTEC         Common    879939106     $10,111   326,170     SH      N/A       Sole         N/A      326,170    N/A      N/A
QTYC August 50.0   Common    9021249H1      $1,313   500,000     SH      Call      Sole         N/A      500,000    N/A      N/A
       TYC         Common    902124106      $8,673   182,100     SH      N/A       Sole         N/A      182,100    N/A      N/A
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      TOTAL                               $150,604
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